CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Cash Flow from Operating Activities:
Net loss			$ (17,447,705)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Change in fair value of Private Warrant liabilities	$ (9,826,000)
Deferred tax benefit	2,013,000		9,186
Changes in operating assets and liabilities
Prepaid expenses	(3,133,000)		(347,262)
Accrued expenses	3,694,000		1,933,073
Net cash used in operating activities	(36,157,000)		(13,146,733)
Cash Flows from Investing Activities:
Net cash used in investing activities	(134,538,000)		(35,682,287)
Cash Flow from Financing Activities:
Proceeds from promissory note - related party			32,000,000
Repayment of promissory note - related party	(2,089,000)		(18,804)
Payment of deferred offering costs			(86,933)
Net cash provided by financing activities	446,446,000		64,706,657
Change in cash and cash equivalents	275,751,000		15,877,637
Beginning of period	21,908,907		6,031,270
End of period	297,660,000	$ 21,908,907	21,908,907
Novus Capital Corp [Member]
Cash Flow from Operating Activities:
Net loss		(17,185,742)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Change in fair value of Private Warrant liabilities		13,650,000
Interest earned on marketable securities held in Trust Account		(48,410)
Changes in operating assets and liabilities
Prepaid expenses		(77,701)
Accounts payable and Accrued expenses		3,078,188
Net cash used in operating activities		(583,665)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		(100,000,000)
Net cash used in investing activities		(100,000,000)
Cash Flow from Financing Activities:
Proceeds from initial stockholders		25,000
Proceeds from sale of Units, net of underwriting discounts paid		98,000,000
Proceeds from sale of Private Warrants		3,250,000
Proceeds from issuance of Representative Shares		15
Proceeds from promissory note - related party		97,525
Repayment of promissory note - related party		(97,525)
Payment of deferred offering costs		(379,396)
Net cash provided by financing activities		100,895,619
Change in cash and cash equivalents		311,954
Beginning of period	$ 311,954
End of period		311,954	$ 311,954
Non-Cash Investing and Financing Activities:
Initial classification of common stock subject to possible redemption		$ 126,500,000